Other current and non-current assets - Summary of Other non-current assets (Detail) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019
Trade and other non-current receivables [abstract]
Prepaid expenses	€ 724	€ 937
Other non-current assets		325
Total non-current assets	€ 724	€ 1,262	[1]

[1]	See Note 2 for details regarding the change in presentation of Other financial assets